Document and Entity Information	Dec. 03, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 03, 2020
Entity Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 03, 2020
Document Effective Date	Dec. 03, 2020
Prospectus Date	Apr. 29, 2020
Brookfield Real Assets Securities Fund | Class Y
Prospectus:
Trading Symbol	RASYX
Brookfield Real Assets Securities Fund | Class I
Prospectus:
Trading Symbol	RASIX
Brookfield Real Assets Securities Fund | Class C
Prospectus:
Trading Symbol	RASCX
Brookfield Real Assets Securities Fund | Class A
Prospectus:
Trading Symbol	RASAX